Basis of Financial Statements and Summary of Significant Accounting Policies (Narrative) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended			12 Months Ended
	Apr. 01, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2020	Mar. 31, 2021	Apr. 01, 2018
Basis of financial statements:
Increase (decrease) to net income attributable to Mitsubishi UFJ Financial Group not recognized for the fiscal year			¥ 19,970	¥ (10,760)
Summary of significant accounting policies:
Floor percentage of the corridor defined for the amortization of net actuarial gains and losses					10.00%
Accounting changes:
Right-of-Use Assets		¥ 393,435			¥ 393,435
Lease liabilities		482,813			482,813
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Accounting changes:
Amount of pension benefits and SIP investments impacted due to amendment		414,604	251,936		¥ 414,604
Minimum [Member]
Basis of financial statements:
Increase (decrease) to net income attributable to Mitsubishi UFJ Financial Group not recognized for the fiscal year		(142,000)
Summary of significant accounting policies:
Threshold of "more likely than not" recognition for a tax position					50.00%
Maximum [Member]
Basis of financial statements:
Increase (decrease) to net income attributable to Mitsubishi UFJ Financial Group not recognized for the fiscal year		(164,000)
Leases [Member]
Accounting changes:
Right-of-Use Assets	¥ 428,000
Lease liabilities	502,000
Decrease to retained earnings	(15,000)
Targeted Improvements to Accounting for Hedging Activities [Member]
Accounting changes:
Carrying amount of Held-to-maturity debt securities transferred to Available-for-sale debt securities	¥ 18,606
Codification Improvements [Member] | Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Accounting changes:
Amount of pension benefits and SIP investments impacted due to amendment		¥ 136,316	¥ 112,000		¥ 136,316
Retained Earnings Appropriated for Legal Reserve [Member] | Recognition and Measurement of Financial Assets and Financial Liabilities [Member]
Accounting changes:
Cumulative effect of change on Equity							¥ 2,702,000
Accumulated Other Comprehensive Income (Loss), Net of Taxes [Member] | Recognition and Measurement of Financial Assets and Financial Liabilities [Member]
Accounting changes:
Cumulative effect of change on Equity							¥ (2,702,000)
Commercial [Member] | Minimum [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month					1 month
Card [Member] | Minimum [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month					3 months
MUAH [Member] | Minimum [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month					3 months
Krungsri [Member] | Minimum [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month					3 months
Residential [Member] | Minimum [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month					6 months
Forecast [Member] | Measurement of Credit Losses on Financial Instruments [Member] | Minimum [Member]
Recently Issued Accounting Pronouncements:
Increase in allowance for credit losses						¥ 380,000
Decrease to retained earnings approximately						(270,000)
Forecast [Member] | Measurement of Credit Losses on Financial Instruments [Member] | Maximum [Member]
Recently Issued Accounting Pronouncements:
Increase in allowance for credit losses						450,000
Decrease to retained earnings approximately						¥ (330,000)